Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other provisions [line items]
Balance at beginning of year	$ 35	$ 99
Additional new provisions recognized	6	6
Amounts incurred and charged against existing provisions	(27)	(59)
Unused amounts reversed	(4)	(11)
Balance at end of year	$ 10	$ 35